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                              Goldman, Sachs & Co.
                                   32 Old Slip
                               New York, NY 10005
                                 (212) 902-1000



January 4, 2002

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
Filing Desk
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:      Trust for Credit Unions (the "Registrant")
         Securities Act File No. 33-18781
         Investment Company Act File No. 811-5407
         ---------------------------------------------------

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497(j) under the Securities Act of 1933, as amended ("1933 Act") the Registrant certifies that the form of prospectus and statement of additional information that would have been filed pursuant to paragraph (c) of Rule 497 under the 1933 Act would not have differed from the prospectus and statement of additional information contained in the Registrant's most recent Post-Effective Amendment Nos. 24 and 26 to its Registration Statement on Form N-1A pursuant to the 1933 Act and Investment Company Act of 1940, as amended, which was filed electronically with the Securities and Exchange Commission on December 21, 2001.


Sincerely,

/s/ Deborah A. Farrell

Deborah A. Farrell
Legal Products Analyst